As filed with the U.S. Securities and Exchange Commission on September 25, 2014
                            File Nos. 333-179904 and 811-22649

 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 110	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 110	☒

(Check appropriate box or boxes)

iShares U.S. ETF Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
1 Iron Street
Boston, MA 02210
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	EDWARD BAER, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On October 24, 2014, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 110 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until October 24, 2014, the effectiveness of the registration statement for the iShares Core Allocation Conservative ETF, iShares Core Allocation Growth ETF, iShares Core Allocation Moderate ETF and iShares Core Allocation Moderate Growth ETF (the “Funds), filed in Post-Effective Amendment No. 20 on September 9, 2013, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Funds was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
29	November 22, 2013	December 20, 2013
40	December 19, 2013	January 17, 2014
47	January 16, 2014	February 14, 2014
55	February 13, 2014	March 14, 2014
68	March 13, 2014	April 11, 2014
74	April 10, 2014	May 9, 2014
80	May 8, 2014	June 6, 2014
85	June 5, 2014	June 30, 2014
89	June 27, 2014	July 25, 2014
95	July 24, 2014	August 22, 2014
101 103	August 21, 2014 August 28, 2014	August 29, 2014 September 26, 2014

This Post-Effective Amendment No. 110 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 20.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 110 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 25th day of September, 2014.

iSHARES U.S. ETF TRUST

By:
Manish Mehta*
President

Date: September 25, 2014

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 110 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark Wiedman*
Trustee

Date: September 25, 2014

John E. Martinez*
Trustee

Date: September 25, 2014

George G.C. Parker*
Trustee

Date: September 25, 2014

Cecilia H. Herbert*
Trustee

Date: September 25, 2014

Charles A. Hurty*
Trustee

Date: September 25, 2014

John E. Kerrigan*
Trustee

Date: September 25, 2014

Robert H. Silver*
Trustee

Date: September 25, 2014

Robert S. Kapito*
Trustee

Date: September 25, 2014

Madhav V. Rajan*
Trustee

Date: September 25, 2014

/s/ Jack Gee
Jack Gee
Treasurer

Date: September 25, 2014

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: September 25, 2014

*
Powers of Attorney, each dated December 31, 2013, for Manish Mehta, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 46, filed January 10, 2014.